Average Annual Total Returns (Vanguard New York Tax-Exempt Money Market Fund Retail)	Vanguard New York Tax-Exempt Money Market Fund Vanguard New York Tax-Exempt Money Market Fund - Investor Shares 12/1/2013 - 11/30/2014	New York Tax-Exempt Money Market Funds Average Vanguard New York Tax-Exempt Money Market Fund Vanguard New York Tax-Exempt Money Market Fund - Investor Shares 12/1/2013 - 11/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%	none
Five Years	0.04%	0.01%
Ten Years	1.17%	0.96%